PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	December 31,	December 31,
	2025	2024
Property	$492,941	$1,627,658
Leasehold improvement	—	468,708
Office equipment	146,394	138,800
Vehicles	143,812	137,779
Electronic equipment	110,957	105,151
Less: Accumulated depreciation	(369,049)	(760,608)
	$525,055	$1,717,488